Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments
Note 11. Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and due from banks and interest-bearing deposits with banks: The carrying amounts reported in the balance sheet for cash and due from banks and interest-bearing deposits with banks approximate their fair values.

Federal funds sold: Due to their short-term nature, the carrying value of federal funds sold approximate their fair value.

Securities: Fair values for securities, excluding restricted equity securities, are based on quoted market prices, where available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security's credit rating, prepayment assumptions and other factors such as credit loss assumptions. The carrying values of restricted equity securities approximate fair values.

Loans receivable: For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying amounts. The fair values for other loans are estimated using discounted cash flow analysis, based on interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Loan fair value estimates include judgments regarding future expected loss experience and risk characteristics. The fair value of impaired loans is estimated using one of several methods, including collateral value, market value of similar debt, enterprise value, liquidation value and discounted cash flows. The carrying amount of accrued interest receivable approximates its fair value.

Cash value of life insurance: The carrying amount reported in the balance sheet approximates fair value as it represents the cash surrender value of the life insurance.

Deposit liabilities: The fair values disclosed for demand and savings deposits are, by definition, equal to the amount payable on demand at the reporting date. The fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated contractual maturities on such time deposits. The carrying amount of accrued interest payable approximates fair value.

Long-term debt: The fair value of long-term debt is estimated using a discounted cash flow calculation that applies interest rates currently available on similar instruments.

Loans receivable: For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying amounts. The fair values for other loans are estimated using discounted cash flow analysis, based on interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Loan fair value estimates include judgments regarding future expected loss experience and risk characteristics. The fair value of impaired loans is estimated using one of several methods, including collateral value, market value of similar debt, enterprise value, liquidation value and discounted cash flows. The carrying amount of accrued interest receivable approximates its fair value.

Cash value of life insurance: The carrying amount reported in the balance sheet approximates fair value as it represents the cash surrender value of the life insurance.

Deposit liabilities: The fair values disclosed for demand and savings deposits are, by definition, equal to the amount payable on demand at the reporting date. The fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated contractual maturities on such time deposits. The carrying amount of accrued interest payable approximates fair value.

Long-term debt: The fair value of long-term debt is estimated using a discounted cash flow calculation that applies interest rates currently available on similar instruments.

The estimated fair values of the Company's financial instruments are as follows (dollars in thousands):

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Cash and due from banks	$8,242	$8,242	$9,201	$9,201
Interest bearing deposits with banks	3,316	3,316	3,306	3,306
Federal funds sold	39,013	39,013	27,746	27,746
Securities, available for sale	48,974	48,974	46,841	46,841
Securities, held to maturity	533	564	851	888
Restricted equity securities	1,381	1,381	1,617	1,617
Loans, net of allowance for loan losses	214,227	218,498	248,513	250,800
Cash value of life insurance	8,772	8,772	8,434	8,434
Accrued interest receivable	1,515	1,515	2,132	2,132
Financial liabilities
Deposits	297,252	301,191	311,817	314,484
Long-term debt	20,000	22,334	25,000	27,672
Accrued interest payable	231	231	312	312

The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Securities available for sale and derivatives are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as loans and foreclosed assets. These nonrecurring fair value adjustments typically involve application of lower of cost or market accounting or write-downs of individual assets.
Fair Value Hierarchy

In accordance with applicable accounting guidance, the Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1 -	Valuation is based upon quoted prices for identical instruments traded in active markets.
Level 2 -
Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 -	Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques may include the use of option pricing models, discounted cash flow models and similar techniques.

Following is a description of valuation methodologies used for assets and liabilities recorded at fair value.

Investment Securities Available for Sale

Investment securities available for sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security's credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange, U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets and money market funds. Level 2 securities include mortgage-backed securities issued by government sponsored entities, municipal bonds and corporate debt securities. Securities classified as Level 3 include asset-backed securities in less liquid markets.

Loans

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. If a loan is identified as individually impaired, management measures impairment in accordance with applicable accounting guidance. The fair value of impaired loans is estimated using one of several methods, including collateral value, market value of similar debt, enterprise value, liquidation value and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2011, substantially all of the total impaired loans were evaluated based on the fair value of the collateral. In accordance with accounting standards, impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price the Company records the impaired loan as nonrecurring Level 2. When the fair value is based on either an external or internal appraisal and there is no observable market price, the Company records the impaired loan as nonrecurring Level 3.

Foreclosed Assets

Foreclosed assets are adjusted to fair value upon transfer of the loans to foreclosed assets. Subsequently, foreclosed assets are carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management's estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price the Company records the foreclosed asset as nonrecurring Level 2.  When the fair value of the collateral is based on either an external or internal appraisal and there is no observable market price, the Company records the foreclosed asset as nonrecurring Level 3.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

December 31, 2011	Total	Level 1	Level 2	Level 3

Investment securities available for sale
U.S. Government agency securities	$3,075,519	$-	$3,075,519	$-
Government sponsored enterprises	20,496,485	-	20,496,485	-
Mortgage-backed securities	12,122,742	-	12,122,742	-
State and municipal securities	13,279,582	-	13,279,582	-
Total investment securities available for sale	48,974,328	-	48,974,328	-
Total assets at fair value	$48,974,328	$-	$48,974,328	$-

December 31, 2010	Total	Level 1	Level 2	Level 3

Investment securities available for sale
U.S. Government agency securities	$1,291,595	$-	$1,291,595	$-
Government sponsored enterprises	23,469,366	-	23,469,366	-
Mortgage-backed securities	10,630,694	-	10,630,694	-
State and municipal securities	11,449,592	-	11,449,592	-
Total investment securities available for sale	46,841,247	-	46,841,247	-
Total assets at fair value	$46,841,24728	$-	$46,841,247	$-

Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis

The Company may be required, from time to time, to measure certain assets and liabilities at fair value on a nonrecurring basis in accordance with U.S. generally accepted accounting principals. These include assets and liabilities that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period. Assets and liabilities measured at fair value on a nonrecurring basis are included in the table below.

December 31, 2011	Total		Level 1	Level 2		Level 3

Loans	$7,349,258$		$-		$-	$7,349,258
Foreclosed assets	929,135		-		-	929,135
Total assets at fair value	$8,278,393$	$		$		$8,278,393
Total liabilities at fair value	$-		$-		$-	$-

December 31, 2010	Total	Level 1	Level 2 Level 3
Loans	$4,344,737$	-		$4,344,737
Foreclosed assets	834,000	-		834,000
Total assets at fair value	$5,178,737$			$5,178,737
Total liabilities at fair value	$-	$-	$